Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Assets and Liabilities of VIE
The following table set forth the assets and liabilities of the VIE included in the Company’s consolidated balance sheets:

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS:

Current assets:
Cash and cash equivalents	115,713	55,946	8,779
Restricted cash	115	158,032	24,799
Short-term investment s	50,000	30,000	4,708
Accounts and notes receivable, net	44,539	43,415	6,813
Prepayments and other current assets	27,915	37,807	5,933
Amounts due from the Company and its subsidiaries	58,291	69,405	10,891
Amounts due from related parties	—	35	5

Total current assets	296,573	394,640	61,928

Non-current assets:
Property and equipment, net	45,928	45,068	7,072
Intangible assets, net	9,491	5,398	847
Long-term investments	113,408	90,618	14,220
Other-non current assets	4,719	3,298	518

Total non-current assets	173,546	144,382	22,657

Total assets	470,119	539,022	84,585

LIABILITIES:

Current liabilities:
Accounts payable	16,564	17,529	2,751
Deferred revenue and customer deposits	104,681	115,900	18,187
Accrued liabilities and other current liabilities	66,772	64,527	10,126
Amounts due to the Company and its subsidiaries	224,124	389,063	61,053
Amounts due to related parties	—	54	8

Total current liabilities	412,141	587,073	92,125

Non-current liabilities:
Amounts due to the Company and its subsidiaries	297,000	277,000	43,467
Deferred r evenue	561	569	89
Other non-current liabilities	—	560	88

Total non-current liabilities	297,561	278,129	43,644

Total liabilities	709,702	865,202	135,769

Summary of Results of Operations and Cash Flows of VIE
The table sets forth the results of operations and cash flows of the VIE included in the Company’s consolidated statements of comprehensive loss and cash flows.

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues	900,454	465,066	351,243	55,118
Cost of revenues	(628,109)	(248,637)	(83,259)	(13,065)
Net loss	(95,829)	(173,865)	(100,782)	(15,815)
Net cash provided by operating activities	16,059	168,971	68,336	10,723
Net cash used in investing activities	(34,451)	(108,450)	(186)	(29)
Net cash provided by/(used in) financing activities	197,943	(156,124)	30,000	4,708